Property, Plant and Equipment, Net - Schedule of Carrying Amounts of Property and Equipment Pledged (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Carrying Amounts of Property and Equipment Pledged [Abstract]
Buildings	¥ 152,935	$ 20,952	¥ 151,775